Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables

As of December 31, 2025, and 2024, the Company’s prepaid expenses and other receivables include the following:

	December 31,
	2025	2024

Receivable from related parties	$-	$1,417
Prepaid expenses and advances to service providers	316	548
Receivable from government agencies	346	365
Other receivables	327	96
	$989	$2,426